Offerings	Dec. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Common Stock Warrants
Amount Registered | shares	1,042,820
Proposed Maximum Offering Price per Unit	4.03
Maximum Aggregate Offering Price	$ 4,202,564.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 580.37
Offering Note	Represents shares of common stock issuable upon exercise of the Common Stock Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Common Stock Warrants is $4.03, which is the exercise price for the Common Stock Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants
Amount Registered | shares	595,897
Proposed Maximum Offering Price per Unit	0.0001
Maximum Aggregate Offering Price	$ 59.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.01
Offering Note	Represents shares of common stock issuable upon exercise of the Pre-Funded warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Pre-Funded Warrants is $0.0001, which is the exercise price for the Pre-Funded Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Placement Agent Warrants
Amount Registered | shares	23,836
Proposed Maximum Offering Price per Unit	5.04
Maximum Aggregate Offering Price	$ 120,133.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.59
Offering Note	Represents shares of common stock issuable upon exercise of the Placement Agent Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Placement Agent Warrants is $5.04, which is the exercise price for the Placement Agent Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, underlying the Inducement Warrants held by the Selling Securityholder
Amount Registered | shares	368,471
Proposed Maximum Offering Price per Unit	4.03
Maximum Aggregate Offering Price	$ 1,484,938.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 205.20
Offering Note	Represents shares of common stock issuable upon exercise of the Inducement Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Inducement Warrants is $4.03, which is the exercise price for the Inducement Warrants.